Operating segments (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Segment Results for Operating Segments

The segment results for the year ended March 31, 2018 are as follows:

	Year ended March 31, 2018
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$722,542	$35,414	$—	$757,956
Segment revenue	$722,600	$35,414	$(58)	$757,956
Payments to repair centers	—	16,970	—	16,970

Revenue less repair payments (non-GAAP)	722,600	18,444	(58)	740,986
Depreciation	19,682	272	—	19,954
Other costs	561,870	18,249	(58)	580,061

Segment operating profit	141,048	(77)	—	140,971
Other income, net	(9,757)	(1,473)	—	(11,230)
Finance expense	4,065	199	—	4,264

Segment profit before income taxes	146,740	1,197	—	147,937
Provision for income taxes	15,319	112	—	15,431

Segment profit	131,421	1,085	—	132,506
Amortization of intangible assets				15,505
Share based compensation expense				30,565

Profit				$86,436

Addition to non-current assets	$32,337	$201	$—	$32,538
Total assets, net of elimination	633,186	126,377	—	759,563
Total liabilities, net of elimination	$181,627	$82,980	$—	$264,607

*	Transactions between inter segments represent invoices issued by WNS Global BPM to WNS Auto Claims BPM for business process management services rendered by the former to the latter.

The segment results for the year ended March 31, 2017 are as follows:

	Year ended March 31, 2017
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$557,904	$44,642	$—	$602,546
Segment revenue	$557,983	$44,642	$(79)	$602,546
Payments to repair centers		24,102	—	24,102

Revenue less repair payments (non-GAAP)	557,983	20,540	(79)	578,444
Depreciation	16,598	305	—	16,903
Other costs	429,074	20,147	(79)	449,142
Impairment of goodwill (Refer note 9)	—	21,673	—	21,673

Segment operating profit/(loss)	112,311	(21,585)	—	90,726
Other income, net	(7,785)	(904)	—	(8,689)
Finance expense	547	—	—	547

Segment profit/(loss) before income taxes	119,549	(20,681)	—	98,868
Provision for income taxes	17,441	89	—	17,530

Segment profit/(loss)	102,108	(20,770)	—	81,338
Amortization of intangible assets				20,539
Share-based compensation expense				23,036

Profit/(loss)				$37,763

Addition to non-current assets	$111,280	$453	$—	$111,733
Total assets, net of elimination	590,974	113,149	—	704,123
Total liabilities, net of elimination	$214,155	$74,902	$—	$289,057

*	Transactions between inter segments represent invoices raised by WNS Global BPM on WNS Auto Claims BPM for business process outsourcing services rendered by the former to latter.

The segment results for the year ended March 31, 2016 are as follows:

	Year ended March 31, 2016
	WNS Global BPM	WNS Auto Claims BPM	Inter segments*	Total
Revenue from external customers	$508,864	$53,315	$—	$562,179
Segment revenue	$509,268	$53,315	$(404)	$562,179
Payments to repair centers	—	31,170	—	31,170

Revenue less repair payments (non-GAAP)	509,268	22,145	(404)	531,009
Depreciation	15,090	345	—	15,435
Other costs	377,051	22,966	(404)	399,613

Segment operating profit/(loss)	117,127	(1,166)	—	115,961
Other income, net	(7,461)	(1,033)	—	(8,494)
Finance expense	278	—	—	278

Segment profit/(loss) before income taxes	124,310	(133)	—	124,177
Provision for income taxes	20,905	275	—	21,180

Segment profit/(loss)	103,405	(408)	—	102,997
Amortization of intangible assets				25,198
Share-based compensation expense				17,919

Profit/(loss)				$59,880

Addition to non-current assets	$30,757	$1,101	$—	$31,858
Total assets, net of elimination	373,195	152,256	—	525,451
Total liabilities, net of elimination	$36,660	$80,602	$—	$117,262

*	Transactions between inter segments represent invoices raised by WNS Global BPM on WNS Auto Claims BPM for business process outsourcing services rendered by the former to latter.

External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area

Revenues from the geographic segments based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2018	2017	2016
Jersey, Channel Islands	$—	$—	$—
US	308,436	196,193	155,345
UK	258,863	248,588	264,889
Australia	66,626	49,053	40,308
Europe (excluding UK)	47,169	37,494	34,732
South Africa	42,841	42,717	30,086
Rest of the world	34,021	28,501	36,819

Total	$757,956	$602,546	$562,179

The Company’s non-current assets (excluding goodwill and intangible assets) by geographic area are as follows:

	As at March 31,
	2018	2017
Jersey, Channel Islands	$—	$—
UK	756	1,228
North America	5,112	6,493
India	26,167	21,944
South Africa	10,529	11,449
Philippines	14,050	10,583
Rest of the world	3,992	3,099

Total	$60,606	$54,796